Related-Party Transactions - Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Employee	Dec. 31, 2017 USD ($) Employee
Disclosure of key management personnel compensation [line items]
Wages and short-term benefits	$ 4.0	$ 4.1
Social security and other employee-related taxes	1.0	1.0
Post-employment benefits (pension plan)	0.3	0.4
Variable compensation	1.4
Benefits due to termination of tenure	0.5
Total compensation recognized in the statement of income	7.2	5.5
Total compensation paid	$ 5.3	$ 5.5
Average number of members in the period | Employee	18.00	16.92
Average number of paid members in the period | Employee	13.92	13.67
Officers [member]
Disclosure of key management personnel compensation [line items]
Wages and short-term benefits	$ 3.6	$ 3.7
Social security and other employee-related taxes	1.0	1.0
Post-employment benefits (pension plan)	0.3	0.4
Variable compensation	1.4
Benefits due to termination of tenure	0.5
Total compensation recognized in the statement of income	6.8	5.1
Total compensation paid	$ 4.9	$ 5.1
Average number of members in the period | Employee	7.92	7.92
Average number of paid members in the period | Employee	7.92	7.92
Board Members and Alternates [member]
Disclosure of key management personnel compensation [line items]
Wages and short-term benefits	$ 0.4	$ 0.4
Total compensation recognized in the statement of income	0.4	0.4
Total compensation paid	$ 0.4	$ 0.4
Average number of members in the period | Employee	10.08	9.00
Average number of paid members in the period | Employee	6.00	5.75